Expected Benefit Payments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2013	4,269
2014	4,590
2015	4,693
2016	4,973
2017	5,262
2018- 2022	28,635
Post Retirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
2013	1,311
2014	1,416
2015	1,520
2016	1,588
2017	1,663
2018- 2022	10,008